Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, transport and marketing expenses [Abstract]
Land and marine transportation	$ 515	$ 509	$ 553
Cost of labor	134	133	125
Other	117	125	120
Selling, transport and marketing expenses	766	767	798
General and administrative expenses [Abstract]
Cost of labor	136	153	172
Professional Services	32	42	44
Other	64	59	41
General and administrative expenses	232	254	257
Research and development expenses [Abstract]
Cost of labor	40	36	38
Other	14	14	17
Research and development expenses, net	$ 54	$ 50	$ 55